Business Segment and Geographical Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Ireland	$615,957	$596,337	$1,971,502	$1,701,580
Rest of Europe	420,605	384,720	1,195,033	1,172,752
U.S.	755,100	831,789	2,356,954	2,524,212
Rest of World	238,368	242,253	717,086	655,384
Total	$2,030,030	$2,055,099	$6,240,575	$6,053,928

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Ireland *	$155,265	$121,343	$400,377	$298,567
Rest of Europe	54,733	56,705	147,873	138,959
U.S.	58,243	70,013	197,798	213,846
Rest of World	17,193	16,250	54,740	39,212
Total	$285,434	$264,311	$800,788	$690,584
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2024	December 31, 2023
	(in thousands)
Ireland	$221,160	$199,051
Rest of Europe	93,956	94,046
U.S.	147,175	159,245
Rest of World	60,390	49,175
Total	$522,681	$501,517